Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%	5.17%	4.63%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%	4.86%	4.35%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.83%